Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Other intangibles, accumulated amortization	$ 114.4	$ 129.1
Preferred stock, shares authorized	100.0	100.0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600.0	600.0
Common stock, shares issued	198.8	198.8
Treasury Stock, Shares	59.4	56.7